UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                May 15, 2007
----------------------          ---------------             ----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



     -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $308,376
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE


                                 TITLE                          VALUE     SHRS/    SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL DISCRETION  MGRS   SOLE    SHARED  NONE


ALLIANT TECHSYSTEMS INC          COM                018804104    12180    138532   SH         Sole              138532
AMPHENOL CORP NEW                CL A               032095101    18513    286717   SH         Sole              286717
ANIXTER INTL INC                 COM                035290105     2308     35000   SH         Sole               35000
BEACON ROOFING SUPPLY INC        COM                073685109      485     30000   SH         Sole               30000
BERKSHIRE HATHAWAY INC DEL       CL A               084670108    39236       360   SH         Sole                 360
CARPENTER TECHNOLOGY CORP        COM                144285103    10389     86033   SH         Sole               86033
CASUAL MALE RETAIL GRP INC       COM                148711104     5619    474941   SH         Sole              474941
CIRCOR INTL INC                  COM                17273K109     3831    107317   SH         Sole              107317
CONNECTICUT LIGHT AND POWER CO   PREFERRED STOCKS   207597626      348      8575   SH         Sole                8575
COPART INC                       COM                217204106    10898    389061   SH         Sole              389061
CREDIT ACCEP CORP MICH           COM                225310101    18131    666812   SH         Sole              666812
DEVON ENERGY CORP NEW            COM                25179M103     2091     30213   SH         Sole               30213
DISCOVERY HOLDING CO             CL A COM           25468Y107     9299    486082   SH         Sole              486082
EXACT SCIENCES CORP              COM                30063P105     1629    608016   SH         Sole              608016
GENESEE & WYO INC                CL A               371559105     9889    371629   SH         Sole              371629
HARMAN INTL INDS INC             COM                413086109     7902     82241   SH         Sole               82241
KINDRED HEALTHCARE INC           COM                494580103     1458     44481   SH         Sole               44481
KINETIC CONCEPTS INC             COM NEW            49460W208     5054     99800   SH         Sole               99800
LABORATORY CORP AMER HLDGS       COM NEW            50540R409    15669    215734   SH         Sole              215734
LESCARDEN INC                    NASDAQ OTC ISSUES  526867106       69    345000   SH         Sole              345000
LIBERTY GLOBAL INC - SERIES C    COM SER C          530555309     9204    300391   SH         Sole              300391
LIBERTY GLOBAL INC - SERIES A    COM SER A          530555101     9765    296547   SH         Sole              296547
LIONBRIDGE TECHNOLOGIES INC      COM                536252109     5239   1029180   SH         Sole             1029180
MEDCO HEALTH SOLUTIONS INC       COM                58405U102    13847    190916   SH         Sole              190916
PECO ENERGY CO                   PREFERRED STOCKS   693304404      329      3800   SH         Sole                3800
PENN TREATY AMERN CORP           COM NEW            707874400     1204    199022   SH         Sole              199022
PETSMART INC                     COM                716768106    13474    408785   SH         Sole              408785
POWERWAVE TECHNOLOGIES INC       COM                739363109     1002    176171   SH         Sole              176171
RESTORATION HARDWARE INC DEL     COM                760981100     1733    264179   SH         Sole              264179
SAIC INC                         COM                78390X101      607     35057   SH         Sole               35057
SEALED AIR CORP NEW              COM                81211K100     9442    298784   SH         Sole              298784
SEI INVESTMENTS CO               COM                784117103    12972    215377   SH         Sole              215377
SLM CORP                         COM                78442P106    12689    310236   SH         Sole              310236
STANCORP FINL GROUP INC          COM                852891100      990     20140   SH         Sole               20140
STEINWAY MUSICAL INSTRS INC      COM                858495104      774     23977   SH         Sole               23977
TEKTRONIX INC                    COM                879131100     9917    352178   SH         Sole              352178
VALUEVISION MEDIA INC            CL A               92047K107    10252    829458   SH         Sole              829458
VICOR CORP                       COM                925815102    11451   1142792   SH         Sole             1142792
ZEBRA TECHNOLOGIES CORP          CL A               989207105     8487    219815   SH         Sole              219815






SK 02810 0001 769037